Other Reserves - Summary of Other Reserves (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other reserves [Line Items]
Beginning Balance	¥ 9,304,995	¥ 7,418,710	¥ 4,582,291
C-round restructuring			1,295,658
Conversion of Class C ordinary shares to ordinary shares upon IPO			(10,268)
Exercise of share-based payment	58,953	79,651
Foreign operation translation difference	(1,581,252)	28,402	614,399
Appropriation to general reserve	42,078	1,789,034	772,466
Share-based payment	45,491	132,071	164,164
Acquisition of non-controlling interests of a subsidiary		9,487
Redemption and extension of convertible promissory notes	(5,584,770)
Ending Balance	2,158,432	9,304,995	7,418,710
Employee Share-based compensation reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	674,851	615,489	451,325
Exercise of share-based payment	(68,110)	(72,709)
Share-based payment	45,491	132,071	164,164
Ending Balance	652,232	674,851	615,489
Translation sale differences
Disclosure of Other reserves [Line Items]
Beginning Balance	174,982	146,580	(467,819)
Foreign operation translation difference	(1,581,252)	28,402	614,399
Ending Balance	(1,406,270)	174,982	146,580
General reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	2,785,212	996,178	223,712
Appropriation to general reserve	42,078	1,789,034	772,466
Ending Balance	2,827,290	2,785,212	996,178
Value of conversion rights optionally convertible promissory notes
Disclosure of Other reserves [Line Items]
Beginning Balance	1,489,748	1,489,748	0
C-round restructuring			1,489,748
Ending Balance	1,489,748	1,489,748	1,489,748
Value of conversion rights convertible redeemable preferred shares
Disclosure of Other reserves [Line Items]
Beginning Balance			230,006
C-round restructuring			(219,738)
Conversion of Class C ordinary shares to ordinary shares upon IPO			(10,268)
Ending Balance
Value of conversion rights convertible promissory note
Disclosure of Other reserves [Line Items]
Beginning Balance	5,744,955	5,744,955	5,744,955
Redemption and extension of convertible promissory notes	(5,584,770)
Ending Balance	160,185	5,744,955	5,744,955
Capital reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	(1,564,753)	(1,574,240)	(1,599,888)
C-round restructuring			25,648
Acquisition of non-controlling interests of a subsidiary		9,487
Ending Balance	¥ (1,564,753)	¥ (1,564,753)	¥ (1,574,240)